Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

FORM 5500, SCHEDULE H, PART IV, LINE 4i — SCHEDULE OF ASSETS (HELD AT END OF YEAR) AS OF DECEMBER 31, 2025

	(b) Identity of Issuer, Borrower, Lessor, or Similar Party
(a)	(c) Description of Investment	(d) Cost**	(e) Current Value
	Registered Investment Funds:
*	Fidelity Contrafund K6		$50,817,492
*	Fidelity Freedom IDX 2045 IPR		22,197,921
*	Fidelity Freedom IDX 2035 IPR		21,404,715
*	Fidelity Freedom IDX 2040 IPR		17,915,377
	Vanguard Mid-Cap Value IDX ADM		15,712,004
*	Fidelity Freedom IDX 2050 IPR		14,559,657
*	Fidelity Freedom IDX 2030 IPR		14,080,494
	Vanguard Mid-Cap Growth IDX ADM		13,444,762
*	Fidelity US Bond IDX		11,640,454
*	Fidelity Government Money Market		11,191,602
	Col Dividend Inc S		11,127,681
	Vanguard Small-Cap Value Index INST		10,864,163
*	Fidelity Freedom IDX 2055 IPR		9,450,800
*	Fidelity Freedom IDX 2025 IPR		9,034,387
*	Fidelity Freedom IDX 2060 IPR		4,520,757
	Baron Small-Cap INST		3,622,373
*	Fidelity Freedom IDX 2020 IPR		1,858,032
*	Fidelity Freedom IDX 2065 IPR		1,670,215
*	Fidelity Freedom IDX RET IPR		1,261,785
*	Fidelity Freedom IDX 2015 IPR		816,467
*	Fidelity Freedom IDX 2010 IPR		356,049
*	Fidelity Freedom IDX 2070 IPR		42,420
	Total Registered Investment Funds		247,589,607
	Collective Investment Trust Funds:
*	Fidelity Growth CC Pool A		83,202,528
	Spartan 500 Index Pool Class C		43,334,792
	Spartan International IDX Pool Class C		24,665,291
	Spartan Mid Cap IDX Pool Class C		5,841,266
	Spartan Small Cap IDX Pool Class C		2,317,093
	Total Collective Investment Trust Funds		159,360,970
*	Fortis Inc. Common Stock		515,718
	Self-Directed Brokerage Accounts:
*	Fidelity BrokerageLink		18,406,328
	Stable Value Fund - Collective:
	Morley Stable Value		3,628,876
*	Notes Receivable from Participants:
	(maturing 2026 - 2035 at interest rates of 5.25% - 10.50%)		2,488,645
Total			$431,990,144
*	Party-in-interest.
**	Cost information is not required for participant-directed investments and, therefore, is not included.
See accompanying Independent Auditor’s Report.